S-K 1603(a) SPAC Sponsor	Oct. 02, 2026 $ / shares
Spac Sponsor Line Items
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	ALLR Sponsor LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Our sponsor, ALLR Sponsor LLC, is a Delaware limited liability company and a wholly owned subsidiary of Allarity Therapeutics, Inc. (“Allarity”). Allarity is a publicly traded precision medicine company. Our sponsor was formed for the sole purpose of holding securities of our company.
ALLR Sponsor LLC, or its Affiliates [Member] | Warrants [Member]
Spac Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Per Share	$ 1.00